PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other	Assets Under Construction(1)	Total
Cost
Balance at December 31, 2020	429	9,206	8,907	1,993	1,109	21,644
Additions and transfers	28	92	469	144	(177)	556
Change in decommissioning provision	—	8	25	6	—	39
Foreign exchange adjustments	—	(5)	2	—	—	(3)
Dispositions and other	(1)	(22)	(19)	(59)	(17)	(118)
Balance at December 31, 2021	456	9,279	9,384	2,084	915	22,118
Additions and transfers	22	703	264	83	(499)	573
Disposition (Note 9)	(1)	(475)	(2,440)	(104)	(20)	(3,040)
Change in decommissioning provision	—	(17)	(84)	(18)	—	(119)
Other	(2)	(56)	(201)	(31)	(29)	(319)
Foreign exchange	6	61	26	—	—	93
Balance at December 31, 2022	481	9,495	6,949	2,014	367	19,306

Depreciation
Balance at December 31, 2020	21	1,547	1,118	409	—	3,095
Depreciation	5	192	232	82	—	511
Impairment	—	283	85	12	—	380
Dispositions and other	—	(7)	(14)	(40)	—	(61)
Balance at December 31, 2021	26	2,015	1,421	463	—	3,925
Depreciation	6	194	211	78	—	489
Disposition (Note 9)	—	(85)	(384)	(38)	—	(507)
Other	—	(37)	(63)	(19)	—	(119)
Balance at December 31, 2022	32	2,087	1,185	484	—	3,788

Carrying amounts
Balance at December 31, 2021	430	7,264	7,963	1,621	915	18,193
Balance at December 31, 2022	449	7,408	5,764	1,530	367	15,518

Assets subject to operating leases
December 31, 2021	8	297	466	163	—	934
December 31, 2022	41	629	509	156	—	1,335
(1)    At December 31, 2022, the movement in Assets Under Construction includes $14 million in assets transferred to finance lease receivables (2021: $90 million).
Property, Plant and Equipment Dispositions
On October 1, 2022, Pembina disposed of its interest in the assets comprising the Empress I Plant, Empress I Expansion Plant (collectively, "the E1 assets"), and the Empress VI Plant ("E6 assets") to Plains Midstream Canada ULC ("Plains") in exchange for a processing agreement that provides Pembina the right to first priority for gas processing at all Plains-operated assets at Empress. The carrying value of the E1 and E6 assets disposed of is $86 million. The processing agreement is treated as an intangible asset with a useful life of 50 years and was measured at fair value.
On August 15, 2022, Pembina contributed a portion of its field-based gas processing assets to PGI. Refer to Note 9 for further information on the disposition of these assets.
Property, Plant and Equipment Under Construction For the year ended December 31, 2022, included in additions and transfers are capitalized borrowing costs related to the construction of new pipelines or facilities amounting to $21 million (2021: $25 million), with capitalization rates ranging from 3.81 percent to 4.17 percent (2021: 3.60 percent to 3.81 percent).DepreciationPipeline assets, facilities and equipment are depreciated using the straight-line method over three to 75 years with the majority of assets depreciated over 40 years. Cavern storage and other assets are depreciated using the straight-line method over three to 40 years with the majority of assets depreciated over 40 years. These rates are established to depreciate remaining net book value over the shorter of their useful lives or economic lives.